Capital Structure	12 Months Ended
Dec. 31, 2016
Stockholders' Equity Note [Abstract]
Capital Structure
11.	Capital Structure

Under the amended and restated articles of incorporation effective April 11, 2011, the Company's authorized capital stock consists of 500,000,000 registered shares, par value $0.01 per share, of which 475,000,000 shares are designated as common shares and 25,000,000 shares are designated as preferred shares.

(a)	Common Stock:

Box Ships Inc. was incorporated with authorized 100 shares of capital stock at no par value, all of which had been issued to Paragon. On April 11, 2011, the authorized share capital of the Company was increased to 500,000,000 registered shares, comprised of 475,000,000 shares of common stock and 25,000,000 shares of preferred stock, each with a par value of $0.01 per share. The 100 shares of capital stock, no par value, held by Paragon were converted to 100 shares of common stock, par value $0.01 per share, and were subsequently cancelled.

Each holder of common shares is entitled to one vote on all matters submitted to a vote of shareholders. Subject to preferences that may be applicable to any outstanding shares of preferred stock, holders of common shares are entitled to share equally in any dividends that the Company's Board of Directors may declare from time to time, out of funds legally available for dividends. Upon dissolution, liquidation or winding-up, the holders of common shares will be entitled to share equally in all assets remaining after the payment of any liabilities and the liquidation preferences on any outstanding preferred stock. Holders of common shares do not have conversion, redemption or pre-emptive rights.

On April 15, 2014, the Company completed the public offering of 100,000 Units, as discussed in Note 10 above. In a concurrent private placement, Neige International Inc. ("Neige International"), a Company controlled by Mr. Michael Bodouroglou, the Company’s Chairman, President, Chief Executive Officer and Interim Chief Financial Officer, purchased directly from the Company 10,000 Units at the public offering price. The proceeds from the offering and the concurrent private placement of the Units, after underwriting discounts and commissions were $10,753,000, including $1,550,000 allocated to the warrant liability. Other offering expenses amounted to $197,410.

On May 12, 2014, the Company's Board of Directors authorized a share buyback program of up to $5,000,000 for a period of twelve months. No shares were repurchased by the Company during this period.

During 2016, pursuant to the securities purchase agreement, discussed above (Note 9), an amount of $500,000 along with accrued interest was converted to 2,042,527 shares of common stock. In addition, pursuant to the securities exchange agreement, the Company entered into on March 3, 2016, discussed further below, 36,500 Series C Preferred Shares were exchanged for 244,119 shares of common stock.

During 2014 and 2015, 6,800 and 7,600 common shares, respectively, were issued under the Company's equity incentive plan (Note 13). During 2014 and 2015, 20 and 440 non-vested shares, respectively, were cancelled.

As of December 31, 2016, the Company had a total of 2,912,257 common shares outstanding, of which 2,800 shares are not vested and were issued under the Company’s Equity Incentive Plan.

(b)	Preferred Stock:

The authorized preferred stock of the Company consists of 25,000,000 preferred shares, par value $0.01 per share, of which 1,000,000 shares are designated as Series A Participating Preferred Stock which is issuable upon exercise of the preferred stock purchase rights attached to our common shares in accordance with the terms of the Company's stockholders rights agreement, 2,500,000 shares are designated as Series B Preferred Shares, 2,500,000 shares are designated as Series B-1 Preferred Shares and 2,500,000 shares are designated as Series C Preferred Shares.

In 2013, the Company completed the public offering of 916,333 shares of its 9.00% Series C Preferred Shares at a public offering price of $24.00 per share. Neige International purchased 208,333 shares, sold in the offering, at the public offering price. The Series C Preferred Shares are trading on the Other OTC Market under the symbol "TEUCF".

Holders of the Series C Preferred Shares are entitled to receive cumulative dividends from the original date of issuance, or for any subsequently issued and newly outstanding shares, from the dividend payment date immediately preceding the issue date of such shares. Dividends on Series C Preferred Shares shall accrue and be cumulative, on a 30/360 day count basis, at a rate of 9.00% per annum per $25.00 liquidation preference per Series C Preferred Share, subject to adjustment under certain circumstances as described in the Statement of Designation of the Rights, Preferences and Privileges of the Series C Preferred Shares, and are payable quarterly on January 1, April 1, July 1 and October 1 of each year, when, as and if declared by the Company's Board of Directors, commencing on October 1, 2013.

The Series C Preferred Shares are not subject to mandatory redemption. At any time on or after July 29, 2016 and prior to July 29, 2018, the Company, at its option, may redeem, in whole or in part, the Series C Preferred Shares at a redemption price equal to 101% of the liquidation preference of $25.00 per share and at any time thereafter at a redemption price equal to the liquidation preference of $25.00 per share, in each case plus an amount equal to all accumulated and unpaid dividends. The Series C Preferred Shares are not convertible into common shares, except under certain conditions upon a change of control of the Company.

On March 3, 2016, the Company entered into a securities exchange agreement (the "Exchange Agreement") with an unrelated third party (the "Buyer"). Pursuant to the Exchange Agreement, the Buyer had the option to purchase shares of the Company’s Series C Preferred Shares with an aggregate purchase price of up to $350,000. The Company agreed with the Buyer to exchange any of such Series C Preferred Shares for a number of shares of the Company’s common stock pursuant to a formula set forth in the Exchange Agreement. The Exchange Agreement expired on June 30, 2016. During the six months ended June 30, 2016, the Company exchanged 36,500 Series C Preferred Shares for 244,119 common shares.

During 2014, 2015 and 2016, the Company paid to holders of the Series C Preferred Shares, dividends of $2,061,749, $2,061,749 and $515,437, respectively, and declared and accrued dividends of $1,994,812, which remain unpaid. The Company’s Board of Directors, considering the Company’s liquidity needs decided to refrain from paying the dividends on Series C Preferred Shares, originally due on April 1, July 1, October 1, 2016 and January 2, 2017. In the event the Company is unable to make dividend payments to the holders of the Series C Preferred Shares for six quarters, whether consecutive or not, it will constitute a dividend payment default (the “Dividend Payment Default”). Upon occurrence of a Dividend Payment Default, the dividend rate shall increase to a number that is 1.25 times the dividend rate payable on the day immediately preceding the date of such default and shall continue to increase until no default exists, but in no event dividends shall accrue at a rate greater than 25% per annum. As of December 31, 2016, the Company was not in compliance with the net worth covenant, requiring the Company to have a net worth to preferred stock ratio of not less than 1.50, as described in the Statement of Designation of the Rights, Preferences and Privileges of the Series C Preferred Shares. The failure to comply with such covenant, if such failure continues unremedied for 120 days, constitutes a covenant default (the “Covenant Default”). Upon occurrence of a Covenant Default, the dividend rate shall increase to a number that is 1.25 times the dividend rate payable on the day immediately preceding the date of such default and shall continue to increase until no default exists, but in no event dividends shall accrue at a rate greater than 25% per annum, without duplication if more than one default has occurred.

As of December 31, 2016, the Company had a total of 879,833 Series C Preferred Shares outstanding.

(c)	Warrants:

The 10,000 warrants issued in April 2014 and purchased directly by Neige International in the concurrent private placement discussed above, have an exercise price of $132.5 per share, are exercisable immediately upon issuance, and will expire on April 10, 2019. In addition, the Company has the right, commencing one year after issuance of the warrants, to call all of the outstanding warrants for redemption at a price of $0.5 for each warrant and upon not less than 30 days prior written notice of redemption to each warrant holder, subject to certain conditions, including that the reported last sale price of the Company's common shares is at least $250.00 for any 20 trading days within a 30 consecutive trading day period ending on the third business day, prior to the notice of redemption to warrant holders.

The fair value of the warrants at inception, was estimated at $15.50, using the Cox-Rubinstein Trinomial methodology. The assumptions used to calculate the fair value of the warrants at inception were as follows:

a.	Underlying stock price of $119.00 being the closing share prices on April 9, 2014
b.	Exercise price of $132.5 based upon agreement
c.	Volatility of 54.05% on April 9, 2014 based on the Company's share price performance
d.	Time to expiration based upon the contractual life or expected term if applicable
e.	Short-term (risk-free) interest rate based on the treasury securities with a similar expected term
f.	No dividend distributions

The warrants attached to the Units issued to Neige International, provide for physical settlement requiring the Company to deliver shares to the holder of the warrants in exchange of cash and do not contain any provisions requiring settlement in cash. As a result, the fair value of the warrants issued to Neige International, was classified into permanent equity and subsequent changes in fair value are not recognized in the consolidated financial statements.

(d)	Treasury Stock:

In September 2015, the Company’s Board of Directors approved a share repurchase program for up to 10% of the Company’s common shares outstanding during the twelve-month period ending on September 29, 2016 in open market transactions at prevailing market rates. Under the share repurchase program, during the fourth quarter of 2015, the Company repurchased 4,164 shares of its common stock for a total consideration of $113,667, which were cancelled in January 2016.